Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	db-X Exchange-Traded Funds Inc.
Prospectus Date	rr_ProspectusDate	Sep. 28, 2012
Supplement [Text Block]	dbxetf3_SupplementTextBlock

db-X EXCHANGE-TRADED FUNDS INC.

db X-trackers 2010 Target Date Fund

db X-trackers 2020 Target Date Fund

db X-trackers 2030 Target Date Fund

db X-trackers 2040 Target Date Fund

db X-trackers In-Target Date Fund

(each, a “Fund”)

Prospectus Supplement dated February 27, 2013 to the currently effective Prospectus dated September 28, 2012

The following information supersedes and replaces any contrary information contained in the Funds’ Prospectus.

Effective February 27, 2013, the Prospectus is revised as follows:

1.            (a)            With respect to the db X-trackers 2010 Target Date Fund, the section of the Prospectus entitled “Summary Information — Fees and Expenses of the Fund” and “Summary Information — Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares (“Shares” or “db-X Target Date Shares”) of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.65%
Other Expenses (1)	0.75%

Total Annual Fund Operating Expenses	1.40%

Fee Waivers and Expense Reimbursement(2)	(0.74)%

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(2)	0.66%

(1)	This amount includes less than 0.01% in acquired fund fees and expenses from business development companies in which the Fund invested during the fiscal year ended May 31, 2012.

(2)	DBX Strategic Advisors LLC (the “Advisor”) has contractually agreed to pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.65% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect until at least September 30, 2013 and may not be terminated by the Advisor before that time. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$67	$370	$695	$1,616

***

            (b)             With respect to the db X-trackers 2020 Target Date Fund, the section of the Prospectus entitled “Summary Information — Fees and Expenses of the Fund” and “Summary Information — Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares (“Shares” or “db-X Target Date Shares”) of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.65%
Other Expenses	0.51%

Acquired Fund Fees and Expenses(1)	0.01%

Total Annual Fund Operating Expenses	1.17%

Fee Waivers and Expense Reimbursement(2)	(0.51)%

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(2)	0.66%

(1)	Acquired fund fees and expenses refer to the Fund’s pro rata portion of the management fees and operating expenses of business development companies in which the Fund invested during the fiscal year ended May 31, 2012. Since acquired fund fees and expenses are not directly borne by the Fund, they are not reflected in the Fund’s financial statements. The information presented in the table thus will differ from that presented in the Fund’s financial highlights.

(2)	DBX Strategic Advisors LLC (the “Advisor”) has contractually agreed to pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.65% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect until at least September 30, 2013 and may not be terminated by the Advisor before that time. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$67	$321	$594	$1,375

***

            (c)            With respect to the db X-trackers 2030 Target Date Fund, the section of the Prospectus entitled “Summary Information — Fees and Expenses of the Fund” and “Summary Information — Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares (“Shares” or “db-X Target Date Shares”) of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.65%
Other Expenses	0.53%

Acquired Fund Fees and Expenses(1)	0.02%

Total Annual Fund Operating Expenses	1.20%

Fee Waivers and Expense Reimbursement(2)	(0.53)%

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(2)	0.67%

(1)	Acquired fund fees and expenses refer to the Fund’s pro rata portion of the management fees and operating expenses of business development companies in which the Fund invested during the fiscal year ended May 31, 2012. Since acquired fund fees and expenses are not directly borne by the Fund, they are not reflected in the Fund’s financial statements. The information presented in the table thus will differ from that presented in the Fund’s financial highlights.

(2)	DBX Strategic Advisors LLC (the “Advisor”) has contractually agreed to pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.65% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect until at least September 30, 2013 and may not be terminated by the Advisor before that time. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$68	$328	$609	$1,408

***

            (d)            With respect to the db X-trackers 2040 Target Date Fund, the section of the Prospectus entitled “Summary Information — Fees and Expenses of the Fund” and “Summary Information — Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares (“Shares” or “db-X Target Date Shares”) of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.65%
Other Expenses	0.55%

Acquired Fund Fees and Expenses(1)	0.02%

Total Annual Fund Operating Expenses	1.22%

Fee Waivers and Expense Reimbursement(2)	(0.55)%

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(2)	0.67%

(1)	Acquired fund fees and expenses refer to the Fund’s pro rata portion of the management fees and operating expenses of business development companies in which the Fund invested during the fiscal year ended May 31, 2012. Since acquired fund fees and expenses are not directly borne by the Fund, they are not reflected in the Fund’s financial statements. The information presented in the table thus will differ from that presented in the Fund’s financial highlights.

(2)	DBX Strategic Advisors LLC (the “Advisor”) has contractually agreed to pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.65% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect until at least September 30, 2013 and may not be terminated by the Advisor before that time. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$68	$333	$617	$1,429

***

            (e)            With respect to the db X-trackers In-Target Date Fund, the section of the Prospectus entitled “Summary Information — Fees and Expenses of the Fund” and “Summary Information — Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares (“Shares” or “db-X Target Date Shares”) of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.65%
Other Expenses	0.71%

Acquired Fund Fees and Expenses(1)	0.01%

Total Annual Fund Operating Expenses	1.37%

Fee Waivers and Expense Reimbursement(2)	(0.71)%

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(2)	0.66%

(1)	Acquired fund fees and expenses refer to the Fund’s pro rata portion of the management fees and operating expenses of business development companies in which the Fund invested during the fiscal year ended May 31, 2012. Since acquired fund fees and expenses are not directly borne by the Fund, they are not reflected in the Fund’s financial statements. The information presented in the table thus will differ from that presented in the Fund’s financial highlights.

(2)	DBX Strategic Advisors LLC (the “Advisor”) has contractually agreed to pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.65% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect until at least September 30, 2013 and may not be terminated by the Advisor before that time. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$67	$364	$682	$1,585

db X-trackers 2010 Target Date Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf3_SupplementTextBlock

db-X EXCHANGE-TRADED FUNDS INC.

db X-trackers 2010 Target Date Fund

(each, a “Fund”)

Prospectus Supplement dated February 27, 2013 to the currently effective Prospectus dated September 28, 2012

The following information supersedes and replaces any contrary information contained in the Funds’ Prospectus.

Effective February 27, 2013, the Prospectus is revised as follows:

1.            (a)            With respect to the db X-trackers 2010 Target Date Fund, the section of the Prospectus entitled “Summary Information — Fees and Expenses of the Fund” and “Summary Information — Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares (“Shares” or “db-X Target Date Shares”) of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.65%
Other Expenses (1)	0.75%

Total Annual Fund Operating Expenses	1.40%

Fee Waivers and Expense Reimbursement(2)	(0.74)%

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(2)	0.66%

(1)	This amount includes less than 0.01% in acquired fund fees and expenses from business development companies in which the Fund invested during the fiscal year ended May 31, 2012.

(2)	DBX Strategic Advisors LLC (the “Advisor”) has contractually agreed to pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.65% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect until at least September 30, 2013 and may not be terminated by the Advisor before that time. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$67	$370	$695	$1,616

***

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares (“Shares” or “db-X Target Date Shares”) of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2013
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

		This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
db X-trackers 2010 Target Date Fund | db-X 2010 Target Date Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.75%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.74%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	0.66%	[2]
1 YEAR	rr_ExpenseExampleYear01	67
3 YEARS	rr_ExpenseExampleYear03	370
5 YEARS	rr_ExpenseExampleYear05	695
10 YEARS	rr_ExpenseExampleYear10	1,616
db X-trackers 2020 Target Date Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf3_SupplementTextBlock

db-X EXCHANGE-TRADED FUNDS INC.

db X-trackers 2020 Target Date Fund

(each, a “Fund”)

Prospectus Supplement dated February 27, 2013 to the currently effective Prospectus dated September 28, 2012

The following information supersedes and replaces any contrary information contained in the Funds’ Prospectus.

Effective February 27, 2013, the Prospectus is revised as follows:

            (b)             With respect to the db X-trackers 2020 Target Date Fund, the section of the Prospectus entitled “Summary Information — Fees and Expenses of the Fund” and “Summary Information — Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares (“Shares” or “db-X Target Date Shares”) of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.65%
Other Expenses	0.51%

Acquired Fund Fees and Expenses(1)	0.01%

Total Annual Fund Operating Expenses	1.17%

Fee Waivers and Expense Reimbursement(2)	(0.51)%

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(2)	0.66%

(1)	Acquired fund fees and expenses refer to the Fund’s pro rata portion of the management fees and operating expenses of business development companies in which the Fund invested during the fiscal year ended May 31, 2012. Since acquired fund fees and expenses are not directly borne by the Fund, they are not reflected in the Fund’s financial statements. The information presented in the table thus will differ from that presented in the Fund’s financial highlights.

(2)	DBX Strategic Advisors LLC (the “Advisor”) has contractually agreed to pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.65% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect until at least September 30, 2013 and may not be terminated by the Advisor before that time. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$67	$321	$594	$1,375

***

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares (“Shares” or “db-X Target Date Shares”) of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2013
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

		This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
db X-trackers 2020 Target Date Fund | db-X 2020 Target Date Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	0.66%	[2]
1 YEAR	rr_ExpenseExampleYear01	67
3 YEARS	rr_ExpenseExampleYear03	321
5 YEARS	rr_ExpenseExampleYear05	594
10 YEARS	rr_ExpenseExampleYear10	1,375
db X-trackers 2030 Target Date Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf3_SupplementTextBlock

db-X EXCHANGE-TRADED FUNDS INC.

db X-trackers 2030 Target Date Fund

(each, a “Fund”)

Prospectus Supplement dated February 27, 2013 to the currently effective Prospectus dated September 28, 2012

The following information supersedes and replaces any contrary information contained in the Funds’ Prospectus.

Effective February 27, 2013, the Prospectus is revised as follows:

            (c)            With respect to the db X-trackers 2030 Target Date Fund, the section of the Prospectus entitled “Summary Information — Fees and Expenses of the Fund” and “Summary Information — Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares (“Shares” or “db-X Target Date Shares”) of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.65%
Other Expenses	0.53%

Acquired Fund Fees and Expenses(1)	0.02%

Total Annual Fund Operating Expenses	1.20%

Fee Waivers and Expense Reimbursement(2)	(0.53)%

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(2)	0.67%

(1)	Acquired fund fees and expenses refer to the Fund’s pro rata portion of the management fees and operating expenses of business development companies in which the Fund invested during the fiscal year ended May 31, 2012. Since acquired fund fees and expenses are not directly borne by the Fund, they are not reflected in the Fund’s financial statements. The information presented in the table thus will differ from that presented in the Fund’s financial highlights.

(2)	DBX Strategic Advisors LLC (the “Advisor”) has contractually agreed to pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.65% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect until at least September 30, 2013 and may not be terminated by the Advisor before that time. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$68	$328	$609	$1,408

***

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares (“Shares” or “db-X Target Date Shares”) of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2013
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

		This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
db X-trackers 2030 Target Date Fund | db-X 2030 Target Date Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	0.67%	[2]
1 YEAR	rr_ExpenseExampleYear01	68
3 YEARS	rr_ExpenseExampleYear03	328
5 YEARS	rr_ExpenseExampleYear05	609
10 YEARS	rr_ExpenseExampleYear10	1,408
db X-trackers 2040 Target Date Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf3_SupplementTextBlock

db-X EXCHANGE-TRADED FUNDS INC.

db X-trackers 2040 Target Date Fund

(each, a “Fund”)

Prospectus Supplement dated February 27, 2013 to the currently effective Prospectus dated September 28, 2012

The following information supersedes and replaces any contrary information contained in the Funds’ Prospectus.

Effective February 27, 2013, the Prospectus is revised as follows:

            (d)            With respect to the db X-trackers 2040 Target Date Fund, the section of the Prospectus entitled “Summary Information — Fees and Expenses of the Fund” and “Summary Information — Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares (“Shares” or “db-X Target Date Shares”) of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.65%
Other Expenses	0.55%

Acquired Fund Fees and Expenses(1)	0.02%

Total Annual Fund Operating Expenses	1.22%

Fee Waivers and Expense Reimbursement(2)	(0.55)%

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(2)	0.67%

(1)	Acquired fund fees and expenses refer to the Fund’s pro rata portion of the management fees and operating expenses of business development companies in which the Fund invested during the fiscal year ended May 31, 2012. Since acquired fund fees and expenses are not directly borne by the Fund, they are not reflected in the Fund’s financial statements. The information presented in the table thus will differ from that presented in the Fund’s financial highlights.

(2)	DBX Strategic Advisors LLC (the “Advisor”) has contractually agreed to pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.65% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect until at least September 30, 2013 and may not be terminated by the Advisor before that time. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$68	$333	$617	$1,429

***

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares (“Shares” or “db-X Target Date Shares”) of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2013
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

		This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
db X-trackers 2040 Target Date Fund | db-X 2040 Target Date Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	0.67%	[2]
1 YEAR	rr_ExpenseExampleYear01	68
3 YEARS	rr_ExpenseExampleYear03	333
5 YEARS	rr_ExpenseExampleYear05	617
10 YEARS	rr_ExpenseExampleYear10	1,429
db X-trackers In-Target Date Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf3_SupplementTextBlock

db-X EXCHANGE-TRADED FUNDS INC.

db X-trackers In-Target Date Fund

(each, a “Fund”)

Prospectus Supplement dated February 27, 2013 to the currently effective Prospectus dated September 28, 2012

The following information supersedes and replaces any contrary information contained in the Funds’ Prospectus.

Effective February 27, 2013, the Prospectus is revised as follows:

            (e)            With respect to the db X-trackers In-Target Date Fund, the section of the Prospectus entitled “Summary Information — Fees and Expenses of the Fund” and “Summary Information — Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares (“Shares” or “db-X Target Date Shares”) of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.65%
Other Expenses	0.71%

Acquired Fund Fees and Expenses(1)	0.01%

Total Annual Fund Operating Expenses	1.37%

Fee Waivers and Expense Reimbursement(2)	(0.71)%

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement(2)	0.66%

(1)	Acquired fund fees and expenses refer to the Fund’s pro rata portion of the management fees and operating expenses of business development companies in which the Fund invested during the fiscal year ended May 31, 2012. Since acquired fund fees and expenses are not directly borne by the Fund, they are not reflected in the Fund’s financial statements. The information presented in the table thus will differ from that presented in the Fund’s financial highlights.

(2)	DBX Strategic Advisors LLC (the “Advisor”) has contractually agreed to pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.65% of the Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect until at least September 30, 2013 and may not be terminated by the Advisor before that time. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$67	$364	$682	$1,585

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares (“Shares” or “db-X Target Date Shares”) of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2013
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

		This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
db X-trackers In-Target Date Fund | db-X In-Target Date Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	0.71%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	0.66%	[2]
1 YEAR	rr_ExpenseExampleYear01	67
3 YEARS	rr_ExpenseExampleYear03	364
5 YEARS	rr_ExpenseExampleYear05	682
10 YEARS	rr_ExpenseExampleYear10	1,585

[1]	This amount includes less than 0.01% in acquired fund fees and expenses from business development companies in which the Fund invested during the fiscal year ended May 31, 2012.
[2]	DBX Strategic Advisors LLC (the "Advisor") has contractually agreed to pay Fund operating expenses (excluding, among other things, acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the Fund to 0.65% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least September 30, 2013 and may not be terminated by the Advisor before that time. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.
[3]	Acquired fund fees and expenses refer to the Fund's pro rata portion of the management fees and operating expenses of business development companies in which the Fund invested during the fiscal year ended May 31, 2012. Since acquired fund fees and expenses are not directly borne by the Fund, they are not reflected in the Fund's financial statements. The information presented in the table thus will differ from that presented in the Fund's financial highlights.